Consolidated Statements of Stockholders' Equity - USD ($)	Common Stock [Member]	Subscription Receivable [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Jun. 30, 2021	$ 700	$ (56)	$ 1,497,990	$ 93,948	$ 899,145	$ 2,491,727
Beginning balance, shares at Jun. 30, 2021	7,000,000
Foreign currency translation adjustment				(66,949)		(66,949)
Net income (loss)					12,602	12,602
Ending balance, value at Jun. 30, 2022	$ 700	$ (56)	1,497,990	26,999	911,747	2,437,380
Ending balance, shares at Jun. 30, 2022	7,000,000
Foreign currency translation adjustment				(27,063)		(27,063)
Net income (loss)					(1,593,394)	(1,593,394)
Stock issued for services	$ 112		5,599,888			$ 5,600,000
Stock issued for services, shares	1,120,000					1,120,000
Settlement of stock subscription		56	(56)
Ending balance, value at Jun. 30, 2023	$ 812		$ 7,097,822	$ (64)	$ (681,647)	$ 6,416,923
Ending balance, shares at Jun. 30, 2023	8,120,000